SEGMENT INFORMATION - Concentration Risk (Details) - Revenue - Customer concentration	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Counterparty A - Piceance
Segment Reporting Information [Line Items]
Concentration risk, percentage	16.00%	18.00%	19.00%
Counterparty B - Piceance
Segment Reporting Information [Line Items]
Concentration risk, percentage	14.00%	10.00%	10.00%
Counterparty C - Barnett Shale
Segment Reporting Information [Line Items]
Concentration risk, percentage	10.00%	10.00%	14.00%